FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
GAAP defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost).
These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. As the basis for evaluating such inputs, a three-tier value hierarchy prioritizes the inputs used in measuring fair value as follows:

Level 1:	Observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2:	Observable inputs other than quoted prices that are directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:	Unobservable inputs that reflect the Company’s own assumptions.
Recurring fair value measurements
The Company’s financial assets and liabilities (adjusted to fair value at least quarterly) are derivative instruments and contingent consideration obligations. In the consolidated balance sheets, derivative instruments are primarily included in other noncurrent assets and other noncurrent liabilities and contingent consideration obligations are primarily included in contingent consideration and compensation liabilities.
The following tables summarize the fair values and levels within the fair value hierarchy in which the measurements fall for assets and liabilities measured on a recurring basis as of December 31, 2024 and 2023:

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets
Derivatives designated as hedging instruments:
Cash flow hedges –
Interest rate swaps	$—	$25	$—	$25
Cross currency contracts	—	14	—	14
Foreign currency forward contracts	—	—	—	—
Fair value hedges – cross currency contracts	—	54	—	54
Net investment hedges – cross currency contracts	—	28	—	28
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	—	—	—
Total	$—	$121	$—	$121

Financial liabilities
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	—	—	—
Contingent consideration obligations	—	—	(13)	(13)
Total	$—	$—	$(13)	$(13)

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Derivatives designated as hedging instruments:
Cash flow hedges –
Interest rate swaps	$—	$7	$—	$7
Cross currency contracts	—	10	—	10
Foreign currency forward contracts	—	—	—	—
Fair value hedges – cross currency contracts	—	17	—	17
Net investment hedges – cross currency contracts	—	20	—	20
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	—	—	—
Total	$—	$54	$—	$54

Financial liabilities
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	(1)	—	(1)
Contingent consideration obligations	—	—	(6)	(6)
Total	$—	$(1)	$(6)	$(7)
The Company determines the fair value of its derivative instruments designated as hedging instruments using standard pricing models and market-based assumptions for all inputs such as yield curves and quoted spot and forward exchange rates. Accordingly, the Company’s derivative instruments are classified as Level 2.
Contingent consideration obligations
The value of the contingent consideration obligations is determined using a probability-weighted discounted cash flow method. This fair value measurement is based on unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. This analysis reflects the contractual terms of the purchase agreements (e.g., potential payment amounts, length of measurement periods, manner of calculating any amounts due) and utilizes assumptions with regard to future cash flows, probabilities of achieving such future cash flows, and a discount rate. Depending on the contractual terms of the purchase agreement, the probabilities of achieving future cash flows or earnings generally represent the only significant unobservable inputs. The contingent consideration obligations are measured at fair value each reporting period and changes in estimates of fair value are recognized in earnings.
The table below presents a reconciliation of the fair value of the Company’s contingent consideration obligations that use unobservable inputs (Level 3), as well as other information about the contingent consideration obligations:

	Year Ended December 31,
	2024	2023	2022
Balance at the beginning of the year	$6	$4	$4
Issuances	13	3	—
Settlements	(6)	(1)	—
Balance at the end of the year	$13	$6	$4
Number of open contingent consideration arrangements at the end of the year	9	2	3
Maximum potential payout at the end of the year	$13	$6	$4
At December 31, 2024, the remaining open contingent consideration arrangements are set to expire at various dates through 2026. Level 3 unobservable inputs were used to calculate the fair value adjustments shown in the table above. The fair value adjustments and the related unobservable inputs were not considered significant for the year ended December 31, 2024.
Fair value estimates
The following table presents the carrying amount and fair value of the Company’s variable and non-variable interest rate debt (instruments defined in Note 13 – “Debt”), including current portion and excluding unamortized debt issuance costs. Fair value is estimated by discounting future cash flows at currently available rates for borrowing arrangements with similar terms and conditions, which are considered to be Level 2 inputs under the fair value hierarchy. The interest rates of the variable interest rate long-term debt instruments are generally reset monthly.
During 2024, the Company repriced and upsized the 2021 Term Loan by an aggregate principal amount equal to $850. During 2024, the Company also repaid $100 to the 2021 Term Loan and the remaining $330 of the 2019 Term Loan. During 2023, the Company completed repricing of its 2019 Term Loan and 2021 Term Loan and $422 of the 2019 Term Loan was extended to the 2021 Term Loan. During 2023, the Company also repaid an aggregate amount of $375 and $100 to the 2019 Term Loan and 2021 Term Loan, respectively.

	December 31, 2024		December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
2019 Term Loan	$—	$—	$330	$331
2021 Term Loan	2,157	2,155	1,407	1,407
4.125% Senior Notes	337	305	337	305
4.750% Senior Notes	277	259	277	257